Segment Information	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Segment Information	SEGMENT INFORMATION
We own and operate LNG carriers, FLNGs and FSRUs and provide these services under time charters or tolling agreements of varying periods. Our reportable segments consist of the primary services each provides. Although our segments are generally influenced by the same economic factors, each represents a distinct product in the LNG industry. Segment results are evaluated based on net income. The accounting principles for the segments are the same as for our consolidated financial statements. "Project development expenses" are allocated to each segment based on the nature of the project. Indirect general and administrative expenses are allocated to each segment based on estimated use.
The split of the organization of the business into three reportable segments is based on differences in management structure and reporting, economic characteristics, customer base, asset class and contract structure. As of June 30, 2020, we operate in the following three reportable segments:

•Vessel operations – We operate and subsequently charter out vessels on fixed terms to customers. We also provide technical vessel management services for our fleet as well as the fleets of our affiliates, Golar Partners and Golar Power.
•FLNG – We convert LNG carriers into FLNG vessels and subsequently charter them out to customers. We currently have one operational FLNG, the Hilli, and one vessel undergoing conversion into a FLNG, the Gimi (see note 11).
•Power – We have a 50/50 joint venture, Golar Power, with private equity firm Stonepeak. Golar Power offers integrated LNG based downstream solutions, through the ownership and operation of FSRUs and associated terminal and power generation infrastructure.

	Six months ended June 30, 2020
(in thousands of $)	Vessel operations	FLNG	Power	Other (1)	Total
Statement of Operations:
Total operating revenues	115,753	109,048	—	—	224,801
Depreciation and amortization	(30,252)	(23,970)	—	—	(54,222)
Other operating expenses	(56,022)	(28,492)	—	—	(84,514)
Other operating losses	532	(37,081)	—	—	(36,549)
Operating income	30,011	19,505	—	—	49,516

Inter segment operating income/(loss) (2)	327	—	—	(327)	—
Segment operating income/ (loss)	30,338	19,505	—	(327)	49,516

Equity in net losses of affiliates (note 12)	(147,276)	—	(30,025)	—	(177,301)

Balance Sheet:	June 30, 2020
(in thousands of $)	Vessel operations	FLNG	Power	Other (1)	Total
Total assets	2,335,443	1,830,421	210,088	(6,713)	4,369,239
Investment in affiliates (note 12)	102,513	—	210,088	—	312,601

	Six months ended June 30, 2019
(in thousands of $)	Vessel operations	FLNG	Power	Other (1)	Total
Statement of Operations:
Total operating revenues	101,984	109,048	—	—	211,032
Depreciation and amortization	(32,182)	(24,102)	—	—	(56,284)
Other operating expenses	(93,305)	(28,860)	—	—	(122,165)
Impairment of long-term assets (3)(4)	(41,597)	—	—	—	(41,597)
Other operating gains/(losses)	9,260	5,183	—	—	14,443
Operating (loss)/income	(55,840)	61,269	—	—	5,429

Inter segment operating income/(loss) (2)	342	—	—	(342)	—
Segment operating (loss)/income	(55,498)	61,269	—	(342)	5,429

Equity in net losses of affiliates (note 12)	(28,946)	—	(10,923)	—	(39,869)

Balance Sheet:	December 31, 2019
(in thousands of $)	Vessel operations	FLNG	Power	Other (1)	Total
Total assets	2,583,209	1,793,628	261,693	(6,386)	4,632,144
Investment in affiliates (note 12)	247,112	—	261,693	—	508,805
(1) Eliminations required for consolidation purposes.
(2) Inter segment operating income/(loss) relates to management fee revenues and charter revenues between the segments.
(3) On March 29, 2019 we signed an agreement with LNG Hrvatska for the future sale of the Golar Viking once converted into an FSRU, following the completion of its current charter lease term, which triggered an impairment indicator. The impairment loss of $34.3 million is recognized in operating costs for the write down of the Golar Viking asset to its fair value. Fair value is based on average broker valuation at date of measurement and represents the exit price in the principal LNG carrier sales market.
(4) In May 2019, a major shareholder sold its shareholding which triggered a re-assessment of the carrying value of our investment in OLT-O. This resulted in an impairment charge of $7.3 million for the write down of the carrying value in our investment in OLT-O to its fair value.